OTHER DISCLOSURES - SHARE-BASED PAYMENT SCHEMES - Long-term share-based incentive programme (Details)		1 Months Ended	12 Months Ended
	Feb. 01, 2017 DKK shares	Feb. 29, 2016	Dec. 31, 2017 DKK shares	Dec. 31, 2016 DKK shares	Dec. 31, 2015 DKK shares	Dec. 31, 2013 DKK
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)			7,616,750.00000
Expensed in the Income statement | DKK			DKK 292,000,000	DKK 368,000,000	DKK 442,000,000
Number of shares outstanding (in shares)			4,833,882	4,591,526	7,158,636
Long-term share-based incentive programme (Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)			1,384,823
Expensed in the Income statement | DKK			DKK 19,000,000	DKK 29,000,000	DKK 108,000,000
Number of shares outstanding (in shares)			1,115,494
Long-term share-based incentive programme (Senior Management Board) | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)	356,195		96,705	96,705
Value at launch date | DKK	DKK 76,000,000		DKK 29,000,000	DKK 29,000,000
Expensed in the Income statement | DKK				DKK 29,000,000
Number of shares outstanding (in shares)			96,705
Long-term share-based incentive programme (Senior Management Board) | 2017 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)			356,195
Value at launch date | DKK			DKK 76,000,000
Expensed in the Income statement | DKK			DKK 19,000,000
Number of shares outstanding (in shares)			356,195
Long-term share-based incentive programme (Senior Management Board) | 2013 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)			254,513
Value at launch date | DKK	66,000,000		DKK 51,000,000
Number of shares outstanding (in shares)			0
Long-term share-based incentive programme (Senior Management Board) | Novo Nordisk B Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value per share at launch (DKK per share) | DKK	DKK 237
Long-term share-based incentive programme (Senior Management Board) | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed base salary plus pension contribution period				186 days
Percent of pool allocation		38.00%
Long-term share-based incentive programme (Senior Management Board) | Senior Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of pool allocation		62.00%
Long-term share-based incentive programme (Senior Management Board) | Senior Vice Presidents
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed base salary plus pension contribution period				165 days
Long-term share-based incentive programme (Senior Management Board) | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed base salary plus pension contribution period				246 days
Long-term share-based incentive programme (management group below Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)			4,731,022
Expensed in the Income statement | DKK			DKK 102,000,000	DKK 94,000,000	DKK 199,000,000
Number of shares outstanding (in shares)			2,226,683
Long-term share-based incentive programme (management group below Senior Management Board) | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)			224,055	224,055
Value at launch date | DKK			DKK 68,000,000	DKK 68,000,000
Expensed in the Income statement | DKK				DKK 17,000,000
Number of shares outstanding (in shares)			206,025
Long-term share-based incentive programme (management group below Senior Management Board) | 2017 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)			761,826
Value at launch date | DKK			DKK 162,000,000
Expensed in the Income statement | DKK			DKK 40,000,000
Number of shares outstanding (in shares)			761,826
Long-term share-based incentive programme (management group below Senior Management Board) | 2012 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)			1,559,235
Value at launch date | DKK			DKK 234,000,000
Number of shares outstanding (in shares)			0
Long-term share-based incentive programme (management group below Senior Management Board) | 2013 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares transferred (in shares)			622,190
Value at launch date | DKK			DKK 126,000,000
Number of shares outstanding (in shares)			0	518,079
Vesting Period 2017 - 2020 | Long-term share-based incentive programme (Senior Management Board) | 2017 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement | DKK			DKK 19,000,000
Vesting Period 2016 - 2019 | Long-term share-based incentive programme (management group below Senior Management Board) | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value at launch date | DKK			DKK 162,000,000
Expensed in the Income statement | DKK				DKK 40,000,000
Amortisation Period 2013 - 2016 | Long-term share-based incentive programme (management group below Senior Management Board) | 2013 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value at launch date | DKK						DKK 155,000,000